Income Taxes And Federal Duties - Summary of Principal Factors Generating the Deferred DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)
Deferred DUC asset
Provisions		$ 88,317,878	$ 4,431,129	$ 87,677,423
Total deferred DUC asset		(100,324,689)	(7,388,422)	(146,192,485)
Deferred Profit-sharing duty liability
Wells, pipelines, properties, plant and equipment		(1,667,742,248)	(72,599,743)	(1,436,509,326)	$ (1,344,483,631)
Deferred DUC liability		4,134,536	$ 214,988	4,253,928
DUC [member]
Deferred DUC asset
Provisions		570,544,863		541,360,940
Total deferred DUC asset		570,544,863		541,360,940
Deferred Profit-sharing duty liability
Wells, pipelines, properties, plant and equipment		(473,406,721)		(455,697,786)
Deferred DUC liability		(473,406,721)		(455,697,786)
Deferred asset net		97,138,142		85,663,154
Valuation reserve	$ (20,796,959)	(69,486,571)
Net, deferred DUC asset		$ 27,651,571		$ 64,866,195